Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Do not accrue interest	$ 6,942	$ 7,151
Principal	255,110	297,746
Total Borrowings	262,052	304,897
Less than 1 year [Member]
Statement [Line Items]
Do not accrue interest	6,624	6,858
Principal	96,077	198,519
Between 1 and 2 years [Member]
Statement [Line Items]
Do not accrue interest	204	0
Principal	60,481	53,500
Between 2 and 3 years [Member]
Statement [Line Items]
Do not accrue interest	114	136
Principal	70,207	35,640
Between 3 And 4 Years [Member]
Statement [Line Items]
Do not accrue interest	0	19
Principal	11,701	3,503
Between 4 And 5 Years [Member]
Statement [Line Items]
Do not accrue interest	0	138
Principal	16,394	3,611
More Than Five 5 [Member]
Statement [Line Items]
Principal	$ 250	$ 2,973